Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate (percent)	26.50%	26.50%
Valuation allowance for deferred tax assets	$ 107,583	$ 27,471	$ 29,824
Undistributed earnings of foreign subsidiaries	$ 824,052